UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 3, 2010

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  162

Form 13F Information Table Value Total: $3,765,487

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Holds   PFD PRP INC EQ	 G05384113	 19,575   	 381,490 	Sole		381,490
Zions Bancorporation	*W EXP 05/22/202 989701115	 700 		 100,000 			Sole		100,000
Wells Fargo & Company	PERP PFD CNV A	 949746804	 15,268 	 16,400 			Sole		16,400
Wells Fargo & Company	*W EXP 10/28/201 949746119	 772 		 100,000 			Sole		100,000
Raytheon Company	*W EXP 06/16/201 755111119	 631 		 52,500 			Sole		52,500
Morgan Stanley-Mirant   *W EXP 01/03/201 61757J386	 129 		 2,083,432 			Sole		2,083,432
Mirant	                *W EXP 01/03/201 60467R118	 16 		 259,900 			Sole		259,900
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 2,839 		 224,639 			Sole		224,639
Ford Trust	        PFD TR CV6.5%	 345395206	 34,582 	 783,294 			Sole		783,294
Ford Motor Co	        *W EXP 01/01/201 345370134	 9,734 		 3,120,000 			Sole		3,120,000
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 64,213 	 510,639 			Sole		510,639
FiberTower Corp	        COM NEW	         31567R209 	 9,033           1,913,796 	          	Sole		1,913,796
FiberTower Corp	        COM NEW	         31567R209 	 7,990 	         1,692,790 			None            -0-
Emmis Communications	PFD CV SER A	 291525202	 2,575 		 117,098 			Sole		117,098
Durect Corporation	COM	         266605104	 8,994 		 3,701,254 			Sole		3,701,254
AMR Corporation	        NOTE 6.250%10/1	 001765BC9	 14,253 	 14,900,000 			Sole
Advanced Micro Devices	NOTE 6.000% 5/0	 007903AL1	 1,771 		 1,850,000 			Sole
Affiliated Mngrs Group	NOTE 3.950% 8/1	 008252AL2	 48,937 	 50,960,000 			Sole
Alcoa Inc	        NOTE 5.250% 3/1	 013817AT8	 2,896 		 1,700,000 			Sole
Allegheny Technologies  NOTE 4.250% 6/0	 01741RAD4	 45,616 	 35,655,000 			Sole
Allergan, Inc	        NOTE 1.500% 4/0	 018490AL6	 38,802 	 35,436,000 			Sole
Alliance Data Systems	NOTE 1.750% 8/0	 018581AD0	 74,455 	 77,255,000 			Sole
Alliant Techsystems	NOTE 2.750% 2/1	 018804AH7	 949 		 1,000,000 			Sole
Alliant Techsystems	NOTE 2.750% 9/1	 018804AN4	 905 		 931,000 			Sole
Johnson & Johnson	SDCV 7/2	 02261WAB5	 126,491 	 144,149,000 			Sole
American Medical Syst	NOTE 4.000% 9/1	 02744MAB4	 1,480 		 1,122,000 			Sole
Icahn Enterprises LP	FRNT 8/1	 029169AA7	 10,813 	 12,500,000 			Sole
Amgen Inc	        NOTE 0.125% 2/0	 031162AN0	 4,953 		 5,000,000 			Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	 032346AF5	 1,633 		 1,930,000 			Sole
Annaly Mortgage Mngmt	NOTE 4.000% 2/1	 035710AA0	 2,548 		 2,500,000 			Sole
Arcelormittal	        NOTE 5.000% 5/1	 03938LAK0	 95,663 	 82,070,000 			Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	 039483AW2	 2,362 		 2,495,000 			Sole
Beazer Homes USA, Inc	UNIT 99/99/9999	 07556Q501	 914 		 50,700 			Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	 075811AD1	 109,321 	 99,265,000 			Sole
Best Buy Co.	        SDCV 2.250% 1/1	 086516AF8	 134,486 	 129,313,000 			Sole
BlackRock, Inc	        DBCV 2.625% 2/1	 09247XAB7	 1,448 		 1,000,000 			Sole
Borgwarner Inc	        NOTE 3.500% 4/1	 099724AF3	 10,343 	 8,002,000 			Sole
Cameron International 	NOTE 2.500% 6/1	 13342BAB1	 86,426 	 77,037,000 			Sole
CapitalSource Inc	SDCV 4.000% 7/1	 14055XAE2	 5,984 		 6,250,000 			Sole
CapitalSource Inc	NOTE 7.250% 7/1	 14055XAG7	 47,251 	 49,673,000 			Sole
Carnival Corporation	DBCV 2.000% 4/1	 143658AN2	 148,919 	 143,019,000 			Sole
Cell Therapeutic, Inc	NOTE 4.000% 7/0	 150934AF4	 27,240 	 27,515,000 			Sole
Central European Dist	NOTE 3.000% 3/1	 153435AA0	 4,660 		 5,590,000 			Sole
Cephalon Inc	        NOTE 2.000% 6/0	 156708AP4	 1,293 		 1,000,000 			Sole
Cephalon Inc	        NOTE 2.500% 5/0	 156708AR0	 52,284 	 49,605,000 			Sole
Charles River Labs	NOTE 2.250% 6/1	 159864AB3	 2,133 		 2,232,000 			Sole
Chemed Corporation	NOTE 1.875% 5/1	 16359RAC7	 26,149 	 28,462,000 			Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	 165167CA3	 36,663 	 47,345,000 			Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	 165167CB1	 15,808 	 21,880,000 			Sole
China Medical Tech	NOTE 4.000% 8/1	 169483AC8	 13,899 	 20,900,000 			Sole
Commscope, Inc	        NOTE 3.250% 7/0	 203372AG2	 2,395 		 2,200,000 			Sole
Danaher Corporation	NOTE 1/2	 235851AF9	 66,729 	 61,715,000 			Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	 247907AD0	 1,361 		 1,723,000 			Sole
Dixie Group, Inc	SDCV 7.000% 5/1	 255519AA8	 145 		 158,000 			Sole
Dominion Resources Inc	NOTE 2.125%12/1	 25746UAT6	 106,411 	 94,851,000 			Sole
DryShips Inc	        NOTE 5.000%12/0	 262498AB4	 13,831 	 18,675,000 			Sole
EMC Corp A 	        NOTE 1.750%12/0	 268648AK8	 103,924 	 85,490,000 			Sole
EMC Corp B	        NOTE 1.750%12/0	 268648AM4	 61,215 	 48,320,000 			Sole
EarthLink, Inc	        NOTE 3.250%11/1	 270321AA0	 1,611 		 1,500,000 			Sole
Empire Resorts, Inc	NOTE 8.000% 7/3	 292052AB3	 3,825 		 4,500,000 			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	 29257MAB6	 25,150 	 28,483,000 			Sole
Energy Conversion Dev	NOTE 3.000% 6/1	 292659AA7	 10,360 	 18,500,000 			Sole
EnPro Industries, Inc	DBCV 3.938%10/1	 29355XAB3	 42,364 	 40,637,000 			Sole
Epicor Software Corp	NOTE 2.375% 5/1	 29426LAA6	 368 		 410,000 			Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	 30225XAA1	 59,691 	 46,445,000 			Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	 338032AX3	 16,530 	 13,015,000 			Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	 375558AH6	 108,117 	 97,075,000 			Sole
Global Crossing Ltd	NOTE 5.000% 5/1	 37932JAA1	 6,830 		 6,847,000 			Sole
GMX Resources Inc	NOTE 4.500% 5/0	 38011MAJ7	 4,531 		 6,498,000 			Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	 380956AB8	 85,119 	 72,652,000 			Sole
Great Atlantic & Pac	NOTE 6.750%12/1	 390064AK9	 17,325 	 22,500,000 			Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	 39153LAB2	 1,800 		 2,000,000 			Sole
Greenbrier Companies	NOTE 2.375% 5/1	 393657AD3	 4,623 		 5,708,000 			Sole
Headwaters Incorporated	NOTE 2.500% 2/0	 42210PAD4	 16,372 	 23,050,000 			Sole
Hertz Global Holdings	NOTE 5.250% 6/0	 42805TAA3	 2,998 		 2,250,000 			Sole
Horizon Lines Inc	NOTE 4.250% 8/1	 44044KAB7	 19,111 	 22,550,000 			Sole
iStar Financial	        FRNT 10/0	 45031UBF7	 10,360 	 14,000,000 			Sole
Illumina Inc	        NOTE 0.625% 2/1	 452327AB5	 3,137 		 1,570,000 			Sole
Intel Corp	        SDCV 2.950%12/1	 458140AD2	 324 		 340,000 			Sole
Interpublic Group	NOTE 4.250% 3/1	 460690BA7	 6,717 		 6,650,000 			Sole
Interpublic Group	NOTE 4.750% 3/1	 460690BE9	 24,200 	 23,610,000 			Sole
Invacare Corp	        SDCV 4.125% 2/0	 461203AD3	 2,102 		 2,048,000 			Sole
Life Technologies	NOTE 2.000% 8/0	 46185RAJ9	 1,941 		 1,400,000 			Sole
Life Technologies	NOTE 1.500% 2/1	 46185RAK6	 30,137 	 27,397,000 			Sole
Life Technologies	NOTE 3.250% 6/1	 46185RAM2	 2,827 		 2,502,000 			Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	 47102XAG0	 24,956 	 24,786,000 			Sole
Jazz Technologies Inc	NOTE 8.000%12/3	 47214EAA0	 34,955 	 36,036,000 			Sole
Jefferies Group, Inc	DBCV 3.875%11/0	 472319AG7	 28,303 	 30,030,000 			Sole
L-1 Identity Solutions	NOTE 3.750% 5/1	 50212AAB2	 4,593 		 4,945,000 			Sole
L-3 Communications Hold	DEBT 3.000% 8/0	 502413AW7	 10,748 	 10,741,000 			Sole
Level 3 Communications	NOTE 3.500% 6/1	 52729NBK5	 13,789 	 15,493,000 			Sole
Level 3 Communications	NOTE 15.000% 1/1 52729NBM1	 2,809 		 2,500,000 			Sole
Level 3 Communications	NOTE 7.000% 3/1	 52729NBP4	 43,660 	 44,950,000 			Sole
Liberty Media	        DEB 3.500% 1/1	 530715AN1	 52,890 	 118,853,000 			Sole
Liberty Media	        DEB 3.250% 3/1	 530715AR2	 87,890 	 152,111,000 			Sole
Liberty Media	        DEB 3.125% 3/3	 530718AF2	 88,745 	 85,332,000 			Sole
LifePoint Hospitals	NOTE 3.500% 5/1	 53219LAH2	 2,065 		 2,229,000 			Sole
Live Nation Inc	        NOTE 2.875% 7/1	 538034AB5	 1,205 		 1,450,000 			Sole
MGIC Investment Corp	NOTE 5.000% 5/0	 552848AD5	 3,000 		 3,340,000 			Sole
Seagate Technology	NOTE 2.375% 8/1	 577729AE6	 2,018 		 2,000,000 			Sole
McMoRan Exploration	NOTE 5.250%10/0	 582411AE4	 324 		 304,000 			Sole
Medtronic, Inc	        NOTE 1.625% 4/1	 585055AM8	 104,780 	 104,513,000 			Sole
Micron Technology, Inc	NOTE 1.875% 6/0	 595112AH6	 21,501 	 24,400,000 			Sole
Millipore Corp	        NOTE 3.750% 6/0	 601073AD1	 1,711 		 1,367,000 			Sole
Molson Coors Brewing 	NOTE 2.500% 7/3	 60871RAA8	 92,561 	 86,103,000 			Sole
Mylan, Inc	        NOTE 1.250% 3/1	 628530AG2	 7,899 		 7,840,000 			Sole
Mylan, Inc	        NOTE 3.750% 9/1	 628530AJ6	 1,894 		 1,330,000 			Sole
NII Holdings Inc	NOTE 2.750% 8/1	 62913FAF9	 1,752 		 1,750,000 			Sole
Nash Finch Company	FRNT 1.631% 3/1	 631158AD4	 2,264 		 5,250,000 			Sole
PNC Financial Serv Grp	NOTE 4.000% 2/0	 635405AW3	 253 		 250,000 			Sole
National Retail Prop	NOTE 3.950% 9/1	 637417AA4	 2,105 		 2,000,000 			Sole
Navistar Intl	        NOTE 3.000%10/1	 63934EAL2	 10,116 	 8,660,000 			Sole
NetApp, Inc	        NOTE 1.750% 6/0	 64110DAB0	 1,754 		 1,364,000 			Sole
Newell Rubbermaid Inc	NOTE 5.500% 3/1	 651229AH9	 3,470 		 1,900,000 			Sole
Newmont Mining Corp	NOTE 1.250% 7/1	 651639AH9	 141,350 	 98,976,000 			Sole
Newmont Mining Corp	NOTE 1.625% 7/1	 651639AJ5	 231 		 160,000 			Sole
Old Republic Intl Corp	NOTE 8.000% 5/1	 680223AF1	 31,211 	 26,023,000 			Sole
Omnicom Group	        NOTE 7/3	 681919AV8	 14,981 	 15,000,000 			Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	 683399AB5	 628 		 680,000 			Sole
PMI Group, Inc	        NOTE 4.500% 4/1	 69344MAK7	 2,647 		 3,860,000 			Sole
Pixelworks	        SDCV 1.750% 5/1	 72581MAB3	 7,479 		 7,750,000 			Sole
Barrick Gold Corp	DBCV 2.750%10/1	 725906AK7	 2,259 		 1,220,000 			Sole
Playboy Enterprises	NOTE 3.000% 3/1	 728117AB8	 13,312 	 14,629,000 			Sole
Powerwave Technologies	NOTE 3.875%10/0	 739363AF6	 12,826 	 17,845,000 			Sole
ProLogis	        NOTE 2.250% 4/0	 743410AQ5	 2,869 		 3,040,000 			Sole
ProLogis	        NOTE 2.625% 5/1	 743410AS1	 14,172 	 15,725,000 			Sole
ProLogis	        NOTE 3.250% 3/1	 743410AY8	 36,248 	 40,220,000 			Sole
PDL BioPharma Inc	NOTE 2.000% 2/1	 74369LAF0	 2,171 		 2,300,000 			Sole
Providence Service Corp	NOTE 6.500% 5/1	 743815AB8	 12,615 	 14,500,000 			Sole
Rayonier Inc	        NOTE 3.750%10/1	 75508AAB2	 34,027 	 32,601,000 			Sole
Rentech, Inc	        NOTE 4.000% 4/1	 760112AA0	 2,800 		 4,087,000 			Sole
Rite Aid Corp	        NOTE 8.500% 5/1	 767754BU7	 7,779 		 8,619,000 			Sole
School Specialty Inc	NOTE 3.750% 8/0	 807863AE5	 3,092 		 3,100,000 			Sole
School Specialty, Inc	SDCV 3.750%11/3	 807863AL9	 4,524 		 4,750,000 			Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	 82966UAD5	 3,576 		 3,710,000 			Sole
Sotheby's	        NOTE 3.125% 6/1	 835898AC1	 4,855 		 5,000,000 			Sole
Spartan Stores, Inc	NOTE 3.375% 5/1	 846822AE4	 1,077 		 1,245,000 			Sole
Stanley Black & Decker 	FRNT 5/1	 854616AM1	 29,666 	 27,500,000 			Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	 858119AP5	 14,982 	 13,913,000 			Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	 859737AB4	 74,511 	 80,025,000 			Sole
Stewart Enterprises 	NOTE 3.375% 7/1	 860370AK1	 5,059 		 5,733,000 			Sole
Symantec Corporation	NOTE 1.000% 6/1	 871503AF5	 69,046 	 67,900,000 			Sole
Terex Corp	        NOTE 4.000% 6/0	 880779AV5	 1,344 		 1,000,000 			Sole
Teva Pharm	        DBCV 0.250% 2/0	 88163VAE9	 2,926 		 2,500,000 			Sole
Teva Pharm	        NOTE 1.750% 2/0	 88165FAA0	 76,211 	 66,270,000 			Sole
3M Co	                NOTE 11/2	 88579YAB7	 112,724 	 121,864,000 			Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	 887319AC5	 2,103 		 1,947,000 			Sole
Transocean Inc	        NOTE 1.625%12/1	 893830AU3	 354 		 370,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	 893830AV1	 24,807 	 27,950,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	 893830AW9	 3,398 		 4,100,000 			Sole
Trico Marine Services	NOTE 3.000% 1/1	 896106AQ4	 1,940 		 12,550,000 			Sole
Trico Marine Services	DBCV 8.125% 2/0	 896106AW1	 6,880 		 13,760,000 			Sole
UAL Corporation	        NOTE 6.000%10/1	 902549AJ3	 2,486 		 1,000,000 			Sole
USEC Inc	        NOTE 3.000%10/0	 90333EAC2	 4,729 		 6,500,000 			Sole
US Airways Group, Inc	NOTE 7.000% 9/3	 90341WAB4	 24,075 	 23,955,000 			Sole
United States Steel 	NOTE 4.000% 5/1	 912909AE8	 1,743 		 1,250,000 			Sole
VeriFone Holdings, Inc	NOTE 1.375% 6/1	 92342YAB5	 4,573 		 4,960,000 			Sole
Virgin Media Inc	NOTE 6.500%11/1	 92769LAB7	 21,704 	 18,600,000 			Sole
WCI Communities	        NOTE 4.000% 8/1	 92923CAK0	 79 		 15,826,000 			Sole
Wesco International	DBCV 6.000% 9/1	 95082PAH8	 4,354 		 3,084,000 			Sole
Western Refining, Inc	NOTE 5.750% 6/1	 959319AC8	 21,787 	 28,670,000 			Sole
Wyndham Worldwide Corp	NOTE 3.500% 5/0	 98310WAC2	 1,986 		 1,220,000 			Sole
			 3,765,487